PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF (the “Fund”)

a series of FactorShares Trust (the “Trust”)

October 19, 2015

Supplement to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated January 31, 2015, as previously supplemented

Effective October 19, 2015, Factor Advisors, LLC, the Fund’s investment adviser, is responsible for paying the annual operating expenses of the Fund, subject to the exceptions described below, in exchange for receiving a unitary management fee from the Fund of 0.69% of the Fund’s average daily net assets. Previously, PureShares, LLC was responsible for paying the Fund’s annual operating expenses in exchange for receiving an equivalent fee pursuant to a Business Management Agreement with the Trust, which has expired. This change is not expected to have any effect on the expenses paid by shareholders of the Fund.

The table of Annual Fund Operating Expenses in the Summary Prospectus and Prospectus is revised to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
Management Fee	0.69%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.69%
[1]	Restated to reflect the Fund's Investment Advisory Agreement effective as of October 19, 2015.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.